Share-based Compensation (Details) - Schedule of Estimated Weighted Average Grant Date Fair Value Per Share	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Estimated Weighted Average Grant Date Fair Value Per Share [Abstract]
Expected term	5 years 6 months
Expected volatility	107.00%
Risk-free interest rate	3.56%
Expected dividend yield	0.00%
Weighted-average grant date fair value per share (in Dollars per share)	$ 1.87